Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2025
Revenue from Contracts with Customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

5. REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregated Revenues

The following tables present our revenues disaggregated by the type of the services:

	Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Leased and operated revenues	787,814,342	596,640,639	488,174,353	69,808,004
Hotel	490,924,060	437,521,898	381,361,912	54,534,028
Restaurant	296,890,282	159,118,741	106,812,441	15,273,976
Franchise and managed revenues	705,244,948	635,360,312	534,451,868	76,425,600
Hotel	696,321,236	625,072,856	528,472,018	75,570,493
Restaurant	8,923,712	10,287,456	5,979,850	855,107
Wholesales and others	134,198,399	111,439,245	74,727,172	10,685,844
Total	1,627,257,689	1,343,440,196	1,097,353,393	156,919,448

Substantially all revenues are generated in the PRC.

Contract Balances

The Group’s payments from customers are based on the billing terms established in contracts. Customer billings are classified as accounts receivable when the Group’s right to consideration is unconditional. If the right to consideration is conditional on future performance under the contract, the balance is classified as a contract asset. The Group had no contract assets as of December 31, 2024 and 2025.

Payments received in advance of performance under the contract are classified as current or non-current contract liabilities on the Group’s consolidated balance sheets and are recognized as revenue as the Group performs under the contract:

	Years Ended December 31,
	2024	2025	2025
	RMB	RMB	USD
Advance from customers	25,684,437	21,946,599	3,138,322
Deferred revenue-current	175,046,178	169,139,889	24,186,682
Deferred revenue-non-current	176,353,919	134,414,010	19,220,948
Total contract liabilities	377,084,534	325,500,498	46,545,952

The deferred revenue balances above, as of December 31, 2024 and 2025 were comprised of the following:

	Years Ended December 31,
	2024	2025	2025
	RMB	RMB	USD
Initial fees received from franchisees owners	145,314,471	121,584,464	17,386,347
Cash received for membership fees and not recognized as revenue	103,514,777	77,614,234	11,098,688
Cash received for prepaid card and subleases	39,922,504	38,918,849	5,565,321
Deferred revenue related to the membership program	62,648,345	65,436,352	9,357,274
Total deferred revenue	351,400,097	303,553,899	43,407,630

The Group recognized revenues that were previously deferred as contract liabilities of RMB 137,930,826 and RMB 110,603,268 (USD 15,816,057) during the years ended December 31, 2024 and 2025, respectively.

Revenue Allocated to Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31, 2025, the Group had RMB 121,584,464 (USD 17,386,347) of deferred revenues related to initial fees received from franchisees owners are expected to be recognized as revenues over the remaining contract periods over one to 30 years. The Group had RMB 77,614,234 (USD 11,098,688) of deferred revenues related to membership fees that are expected to be recognized as revenues over the remaining membership life, which is estimated to be one to five years. The Group had RMB 65,436,352 (USD 9,357,274) of deferred revenues related to unsatisfied performance obligations under Greentree Reward membership program that will be recognized as revenues when the points are redeemed, which is estimated to occur over the next two years. The Group also had RMB 38,918,849 (USD 5,565,321) related to cash received for prepaid card and sublease, which are expected to be recognized as revenues in future periods over the terms of the related contracts within two years.

The Group did not estimate revenues expected to be recognized related to the Group’s unsatisfied performance for the following:

●	Revenues related to on-going management and franchise service fees, as they are considered sales-based royalty fees.

●	Revenues related to central reservation system usage fees, IT system maintenance fees, and reimbursement for hotel manager fee, as the related revenues from the satisfaction of these performance obligations is recognized when the Group is entitled to invoice the amount.